Summary of Significant Accounting Policies - Schedule of the Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Year-end spot rate [Member] | USD [Member]
Schedule of the Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Year-end spot rate [Member] | RMB [Member]
Schedule of the Currency Exchange Rates [Line Items]
Currency exchange rates	6.9931	7.2993
Average rate [Member] | USD [Member]
Schedule of the Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Average rate [Member] | RMB [Member]
Schedule of the Currency Exchange Rates [Line Items]
Currency exchange rates	7.1875	7.1957